Pioneer Solutions- Balanced Fund
Schedule of Investments  |  April 30, 2022

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

Schedule of Investments  |  4/30/22
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
1,806,496(a)	Dreyfus Government Cash Management, Institutional Shares, 0.24%	$ 1,806,496
		$1,806,496
	TOTAL SHORT TERM INVESTMENTS (Cost $1,806,496)	$1,806,496
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.5% (Cost $1,806,496)	$1,806,496
Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income
	Affiliated Issuers — 99.6%*
	Mutual Funds — 99.6% of Net Assets
2,793,405	Pioneer Bond Fund Class K	$(495,867)	$(1,775,795)	$466,899	$48,622	$ 24,498,162
238,717	Pioneer Core Equity Fund Class K	1,870,695	(3,186,807)	1,114,394	43,864	4,888,914
506,325	Pioneer Disciplined Value Fund Class K	(29,817)	(1,044,095)	820,775	62,466	7,761,962
204,754	Pioneer Equity Income Fund Class K	1,415,689	(1,837,663)	497,252	92,864	7,792,921
5,792,424	Pioneer Flexible Opportunities Fund Class K	(293,602)	(11,750,633)	542,050	1,200,966	71,246,821
145,455	Pioneer Fund Class K	(198,278)	(1,086,082)	906,779	16,822	4,890,195
145,139	Pioneer Fundamental Growth Fund Class K	266,636	(1,522,679)	752,326	6,001	3,822,975
3,780,488	Pioneer Global Equity Fund Class K	534,959	(15,262,312)	10,997,183	1,619,179	61,319,513
1,902,724	Pioneer International Equity Fund Class Y	1,458,988	(14,459,299)	6,044,280	1,665,115	41,821,871
1Pioneer Solutions- Balanced Fund |  | 4/30/22

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	Mutual Funds — (continued)
10,387,830	Pioneer Multi-Asset Income Fund Class K	$(544,955)	$(4,107,433)	$—	$4,420,749	$120,291,066
2,709,505	Pioneer Multi-Asset Ultrashort Income Fund Class K	(47,075)	(281,847)	—	309,764	26,092,533
2,469,909	Pioneer Strategic Income Fund Class K	(79,402)	(1,715,205)	159,043	86,823	24,427,404
	Total Mutual Funds (Cost $384,424,140)	$3,857,971	$(58,029,850)	$22,300,981	$9,573,235	$398,854,337

	Total Investments in Affiliated Issuers — 99.6% (Cost $384,424,140)	$3,857,971	$(58,029,850)	$22,300,981	$9,573,235	$398,854,337
	OTHER ASSETS AND LIABILITIES — (0.1)%					$(270,763)
	net assets — 100.0%					$400,390,070

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2022.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
Pioneer Solutions- Balanced Fund |  | 4/30/222

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Open-End Fund	$1,806,496	$—	$—	$1,806,496
Affiliated Mutual Funds	398,854,337	—	—	398,854,337
Total Investments in Securities	$400,660,833	$—	$—	$400,660,833
During the period ended April 30, 2022, there were no transfers in or out of Level 3.
3Pioneer Solutions- Balanced Fund |  | 4/30/22